Common Shares - Additional Information (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common shares, authorized	4,549,953,780	4,549,953,780
Common shares, par value	$ 0.00001	$ 0.00001
Common shares, shares issued	483,310,373	445,272,000
Common shares, shares outstanding	483,310,373	445,272,000